Revenue and Geography Information (Details) - Schedule of Company’s Sales Breakdown Based on Location of Customers - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Company’s Sales Breakdown Based on Location of Customers [Line Items]
Total	¥ 172,156	¥ 197,564
Mainland China [Member]
Schedule of Company’s Sales Breakdown Based on Location of Customers [Line Items]
Total	106,216	82,481
Hong Kong [Member]
Schedule of Company’s Sales Breakdown Based on Location of Customers [Line Items]
Total		14,228
India [Member]
Schedule of Company’s Sales Breakdown Based on Location of Customers [Line Items]
Total
Africa [Member]
Schedule of Company’s Sales Breakdown Based on Location of Customers [Line Items]
Total	21,478	39,515
The United States [Member]
Schedule of Company’s Sales Breakdown Based on Location of Customers [Line Items]
Total	15,415	18,158
Mexico [Member]
Schedule of Company’s Sales Breakdown Based on Location of Customers [Line Items]
Total	8,465	26,199
South America [Member]
Schedule of Company’s Sales Breakdown Based on Location of Customers [Line Items]
Total	14,431	951
Others [Member]
Schedule of Company’s Sales Breakdown Based on Location of Customers [Line Items]
Total	¥ 6,151	¥ 16,032